N-2 - USD ($)					3 Months Ended
		Feb. 18, 2025	Feb. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001870833
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-281400
Investment Company Act File Number		811-23713
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		9
Entity Registrant Name		RiverNorth Managed Duration Municipal Income Fund II, Inc.
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
City Area Code		561
Local Phone Number		484-7185
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	–%*
Offering Expenses Borne by Common Shareholders of the Fund	–%*
Dividend Reinvestment Plan Fees(1)	–*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to Common Shares)	–%*

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 38.73% of the Fund’s Managed Assets)
Management fee(2)	2.32%
Leverage costs(3)(4)(5)	2.76%
Dividends on Preferred Shares(6)	–%
Other expenses	0.09%
Acquired fund fees and expenses (7)	1.73%
Total annual expenses	6.90%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example (8)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, based on the fees and expenses set forth in the table above, assuming a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$68	$201	$329	$628

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

The information in "Senior Securities" and the report of the Fund's independent registered public accounting firm, Cohen, thereon, contained in the following document filed by the Fund with the SEC, is hereby incorporated by reference into this Prospectus: the annual report for the year ended June 30, 2024 contained in the Fund's Form N-CSR filed with the SEC on September 6, 2024.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

Investment Objectives

The information in “Investment Objective, Strategies and Policies” is set forth in the Fund’s annual report on Form N-CSR for the year ended June 30, 2024 in the section entitled “Summary of Updated Information Regarding the Fund”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

INVESTMENT PHILOSOPHY AND PROCESS

The Adviser allocates the Fund’s assets between the Tactical Municipal Closed-End Fund Strategy and the Municipal Bond Income Strategy (as described above). The amount allocated to each of the principal strategies may change depending on the Adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and capital appreciation. See “Risks-Structural Risks-Multi-Manager Risk.”

Tactical Municipal Closed-End Fund Strategy. The Adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The term “tactical” is used to indicate that the portion of the Fund’s Managed Assets allocated to this strategy invest in CEFs to seek to take advantage of pricing discrepancies in the CEF market.

In selecting CEFs, the Adviser opportunistically utilizes a combination of short-term and longer-term trading strategies to seek to derive value from the discount and premium spreads associated with CEFs by identifying pricing aberrations. The Adviser employs both a quantitative and qualitative approach in its selection of CEFs and has developed proprietary screening models and algorithms to trade CEFs. The Adviser’s mean reversion investing looks to capitalize on changes within the pricing of a CEF and, based upon its research and analysis, a view that it will revert to historical pricing. The Adviser employs the following trading strategies, among others:

Statistical Analysis (Mean Reversion)

●	Using proprietary quantitative models, the Adviser seeks to identify CEFs that are trading at compelling absolute and/or relative discounts.

●	The Adviser attempts to capitalize on the perceived mispricing if the Adviser believes that the discount widening is irrational and expects the discount to narrow to longer-term mean valuations.

Corporate Actions

●	The Adviser pursues investments in CEFs that have announced, or the Adviser believes are likely to announce, certain corporate actions that may drive value for their shareholders.

●	The Adviser has developed trading strategies that focus on CEF tender offers, rights offerings, shareholder distributions, open-endings and liquidations.

In employing its trading strategies, the Adviser conducts an extensive amount of due diligence on various fund sponsors, investment managers and funds, including actively monitoring regulatory filings, analyzing a fund’s registration statements, financial statements and organizational documents, as well as conducting proprietary research, such as speaking with fund sponsors, underwriters, sell-side brokers and investors.

Municipal Bond Income Strategy. The Subadviser believes inefficiencies exist in the tax-exempt and tax-advantaged securities markets. In order to capitalize on these opportunities, the Subadviser applies both a top-down and bottom-up research investment process. The Subadviser’s top-down analysis considers the economic, interest rate, inflation outlook and other economic variables to guide overall portfolio structure. The Subadviser employs a value-oriented security selection process to invest in securities it believes to be mispriced which offer a yield advantage. In choosing investments, the Subadviser analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities. In addition, the Subadviser reviews macroeconomic events, technical characteristics in the municipal bond market, tax policies, as well as analyzing individual municipal securities and sectors, and may give consideration to certain ESG criteria, including, but not limited to, climate change, sustainability, energy resources & management, job creation/employee relations, human rights, health and safety, transparency/disclosures, board expertise, audit practices, transparency and accountability. The Subadviser seeks to reduce volatility through its disciplined investment process and investment risk management.

The Subadviser may sell a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadviser may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Risk Factors [Table Text Block]

RISKS

The information in “Risks” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended June 30, 2024 in the section entitled “Summary of Updated Information Regarding the Fund – Risk Factors”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The information in “Use of Leverage” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended June 30, 2024 in the section entitled “Summary of Updated Information Regarding the Fund”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Share Price [Table Text Block]

MARKET AND NET ASSET VALUE INFORMATION

The Fund’s Common Shares are listed on the NYSE under the symbol “RMMZ.” The Fund’s common shares commenced trading on the NYSE on February 11, 2022.

The Fund’s Common Shares have traded both at a premium and at a discount in relation to NAV. Shares of closed-end investment companies frequently trade at a discount from NAV. The Fund’s issuance of the Common Shares may have an adverse effect on prices in the secondary market for the Fund’s Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for the Fund’s Common Shares.

The Fund may (but is not obligated to) take action to repurchase shares in the open market or make tender offers for its shares at or near NAV. During the pendency of any tender offer, the Fund will publish how Common Shareholders may readily ascertain the NAV. Repurchase of the Common Shares may have the effect of reducing any market discount to NAV. There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their NAV.

The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares of the Fund on the NYSE, the NAV per share and the premium or discount to NAV per share at which the Fund’s Common Shares were trading. NAV is determined daily as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

	MARKET PRICE(1)		NET ASSET VALUE (2)		PREMIUM/(DISCOUNT) TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2022	$20.19	$19.03	$20.28	$19.60	-0.44%	-2.91%
June 30, 2022	$19.30	$15.51	$19.51	$17.45	-1.08%	-11.12%
September 30, 2022	$17.71	$15.33	$18.46	$16.58	-4.06%	-7.54%
December 31, 2022	$15.90	$14.02	$17.41	$16.12	-8.67%	-13.03%
March 31, 2023	$16.84	$14.73	$17.98	$17.09	-6.34%	-13.81%
June 30, 2023	$16.08	$14.85	$17.25	$17.11	-6.78%	-13.21%
September 30, 2023	$16.40	$14.05	$17.22	$15.86	-4.76%	-11.41%
December 31, 2023	$15.65	$12.99	$17.35	$15.26	-9.80%	-14.88%
March 31, 2024	$16.37	$15.34	$17.44	$17.12	-6.14%	-10.40%
June 30, 2024	$16.26	$15.24	$17.40	$17.13	-6.55%	-11.03%
September 30, 2024	$16.35	$15.80	$17.55	$17.26	-6.84%	-8.46%
December 31, 2024	$16.52	$14.78	$17.60	$16.89	-6.14%	-12.49%

(1)	Based on high and low closing market price for the respective quarter.

(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

(3)	Calculated based on the information presented.

The last reported sale price, NAV per share and percentage discount to NAV per share of the Common Shares as of December 31, 2024 were $14.94, $16.97 and  -11.96%, respectively. As of that same date, the Fund had 8,455,000 Common Shares outstanding and net assets of the Fund were $143,496,809.

In recognition of the possibility that Common Shares might trade at a discount to NAV, the Board of Directors may consider one or more actions that might be taken to seek to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board of Directors may decide not to take any of these actions in the future. In addition, there can be no assurance any of these actions, or others, if undertaken, will reduce market discount.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE FUND’S SECURITIES

The following summary of the terms of the Securities does not purport to be complete and is subject to and qualified in its entirety by reference to the Maryland General Corporation Law, and to the Fund’s Charter and the Fund’s Bylaws, copies of which are filed as exhibits to the Registration Statement.

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is classified as Common Shares. The Fund’s Board of Directors, with the approval of a majority of the entire Board, but without any action by the shareholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

In general, shareholders or subscribers for the Fund’s stock have no personal liability for the debts and obligations of the Fund because of their status as shareholders or subscribers, except to the extent that the subscription price or other agreed consideration for the stock has not been paid.

Common Stock

The Common Shares issued in the offering are fully paid and non-assessable. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.

Common Shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, Common Shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.

Common Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that, assuming there are no Preferred Shares outstanding, the holders of more than 50% of the Common Shares will elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors.

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued shares of common stock into other classes or series of stock. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of shares of common stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued shares of common stock.

The Fund’s currently outstanding common shares are, and the Common Shares offered in this Prospectus will be, subject to notice of issuance, listed on the NYSE under the trading or “ticker” symbol “RMMZ.” Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such a sale is made in connection with an offering to existing holders of shares of common stock or with the consent of a majority of its common stockholders. The Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at a price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of common shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of Common Shares at a price below net asset value will be disclosed in the prospectus supplement relating to any such offering of Common Shares at a price below net asset value. See also “-Subscription Rights” below.

Preferred Stock

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including Preferred Shares, without the approval of Common Shareholders. Prior to issuance of any shares of Preferred Shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board of Directors could authorize the issuance of Preferred Shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for Common Shareholders or otherwise be in their best interest. The prospectus supplement for any potential offering of preferred shares will describe the terms and conditions of those shares, including information regarding the liquidation preference, distribution rate, any optional or mandatory redemption provisions and whether the preferred shares are convertible into common shares. As of the date of this Prospectus, the Fund has not issued any Preferred Shares.

Any issuance of Preferred Shares must comply with the requirements of the 1940 Act. Specifically, the Fund is not permitted under the 1940 Act to issue Preferred Shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares. Among other requirements, including other voting rights, the 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two directors at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares would have the right to elect a majority of the Fund’s directors at any time two years’ dividends on any Preferred Shares are unpaid.

Preferred Shares of the Fund would be senior to the common shares with respect to the payment of dividends and the distributions of the assets of the Fund upon liquidation. In addition, all Preferred Shares of the Fund would be pari passu (or on equal footing) with one another and junior to the Fund’s senior securities representing indebtedness. See “Use of Leverage”.

The applicable prospectus supplement will set forth whether or not the shares of the Fund’s preferred stock offered in this Prospectus will be listed or traded on any securities exchange. If the shares of the Fund’s preferred stock are not listed on a securities exchange, there may be no active secondary trading market for such shares and an investment in such shares may be illiquid.

The terms, if any, on which the preferred stock may be exchanged for or converted into shares of common stock or any other security and, if applicable, the conversion or exchange price, or how it will be calculated, and the conversion or exchange period will also be set forth in the applicable prospectus supplement.

Subscription Rights

The Fund may issue Rights to (i) common shareholders to purchase Common Shares and/or Preferred Shares or (ii) preferred shareholders to purchase Preferred Shares (subject to applicable law). Rights may be issued independently or together with any other offered Security and may or may not be transferable by the person purchasing or receiving the Rights. In connection with a Rights offering to common and/or preferred shareholders, the Fund would distribute certificates evidencing the Rights and a prospectus supplement, containing all of the material terms of the Rights agreement relating to such Rights (the “Subscription Rights Agreement”), to the Fund’s common or preferred shareholders, as applicable, as of the record date that the Fund sets for determining the shareholders eligible to receive Rights in such Rights offering.

The applicable prospectus supplement would describe the following terms of Rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription Rights;

●	the exercise price for such Rights (or method of calculation thereof);

●	the number of such Rights issued in respect of each common share;

●	the number of Rights required to purchase a single preferred share;

●	the extent to which such Rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such Rights;

●	the date on which the right to exercise such Rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such Rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such Rights offering;

●	the expected trading market, if any, for Rights; and

●	any other terms of such Rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such Rights.

Exercise of Rights. Each Right would entitle the holder of the Right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the Rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such Rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised Rights would become void.

Upon expiration of the Rights offering and the receipt of payment and the Rights certificate properly completed and duly executed at the corporate trust office of the Rights agent or any other office indicated in the prospectus supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered Securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Subscription Rights to Purchase Common and Preferred Stock

The Fund may issue Rights, which would entitle holders to purchase both Common Shares and Preferred Shares in a ratio to be set forth in the applicable prospectus supplement. In accordance with the 1940 Act, at least three subscription rights to purchase Common Shares would be required to subscribe for one Common Share. It is expected that Rights to purchase both Common Shares and Preferred Shares would require holders to purchase an equal number of Common Shares and Preferred Shares, and would not permit holders to purchase an unequal number of Common Shares or Preferred Shares, or purchase only Common Shares or only Preferred Shares. For example, such an offering might be structured such that three Rights would entitle an investor to purchase one Common Share and one Preferred Share, and such investor would not be able to choose to purchase only a Common Share or only a Preferred Share upon the exercise of his, her or its Rights.

The Common Shares and Preferred Shares issued pursuant to the exercise of any such Rights, however, would at all times be separately tradeable securities. Such Common Shares and Preferred Shares would not be issued as a “unit” or “combination” and would not be listed or traded as a “unit” or “combination” on a securities exchange, such as the NYSE, at any time. The applicable prospectus supplement will set forth additional details regarding an offering of Rights to purchase Common Shares and Preferred Shares.

Security Obligations of Ownership [Text Block]

In general, shareholders or subscribers for the Fund’s stock have no personal liability for the debts and obligations of the Fund because of their status as shareholders or subscribers, except to the extent that the subscription price or other agreed consideration for the stock has not been paid.

Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of December 31, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	50,000,000	0	8,455,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
Contact Personnel Name		Marcus L. Collins
Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1],[2]		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]		0.00%
Management Fees [Percent]	[3]		2.32%
Interest Expenses on Borrowings [Percent]	[4],[5],[6]		2.76%
Dividend Expenses on Preferred Shares [Percent]	[7]
Acquired Fund Fees and Expenses [Percent]	[8]		1.73%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]			0.09%
Total Annual Expenses [Percent]			6.90%
Expense Example, Year 01	[9]		$ 68
Expense Example, Years 1 to 3	[9]		201
Expense Example, Years 1 to 5	[9]		329
Expense Example, Years 1 to 10	[9]		$ 628
General Description of Registrant [Abstract]
Lowest Price or Bid	[10]				$ 14.78	$ 15.80	$ 15.24	$ 15.34	$ 12.99	$ 14.05	$ 14.85	$ 14.73	$ 14.02	$ 15.33	$ 15.51	$ 19.03
Highest Price or Bid	[10]				16.52	16.35	16.26	16.37	15.65	16.40	16.08	16.84	15.90	17.71	19.30	20.19
Lowest Price or Bid, NAV	[11]				16.89	17.26	17.13	17.12	15.26	15.86	17.11	17.09	16.12	16.58	17.45	19.60
Highest Price or Bid, NAV	[11]				$ 17.60	$ 17.55	$ 17.40	$ 17.44	$ 17.35	$ 17.22	$ 17.25	$ 17.98	$ 17.41	$ 18.46	$ 19.51	$ 20.28
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(6.14%)	(6.84%)	(6.55%)	(6.14%)	(9.80%)	(4.76%)	(6.78%)	(6.34%)	(8.67%)	(4.06%)	(1.08%)	(0.44%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(12.49%)	(8.46%)	(11.03%)	(10.40%)	(14.88%)	(11.41%)	(13.21%)	(13.81%)	(13.03%)	(7.54%)	(11.12%)	(2.91%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Common Shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.
Security Voting Rights [Text Block]		Common Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that, assuming there are no Preferred Shares outstanding, the holders of more than 50% of the Common Shares will elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors.
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, Common Shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]		The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.
Outstanding Security, Authorized [Shares]				50,000,000
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				8,455,000
Series A Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Preemptive and Other Rights [Text Block]		Prior to issuance of any shares of Preferred Shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares.

[1]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to MacKay Shields LLC (the “Subadviser”) for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.32% of net assets attributable to Common Shares assuming the use of leverage in an amount of 38.73% of the Fund’s Managed Assets. The Fund’s average Managed Assets for the fiscal year ended June 30, 2024 (which includes the use of leverage discussed in footnote (5)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares.
[4]	Interest and fees on leverage in the table reflect the cost to the Fund of TOB transactions, expressed as a percentage of the Fund’s net assets as of June 30, 2024. The table assumes the use of leverage from and the proceeds of TOB transactions representing, in the aggregate, 38.73% of Managed Assets, which reflects approximately the percentage of the Fund’s total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2024, at a weighted average annual expense to the Fund of 4.16%.
[5]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
[6]	The “Leverage Costs” include the expenses associated with the Fund’s tender option bond (“TOB”) transactions, including remarketing, administration and trustee services to a TOB issuer.
[7]	As of the date of this report, the Fund has not issued any Preferred Shares. The applicable prospectus supplement will set forth the expense related to any Preferred Shares issued in the future.
[8]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.73% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[9]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value (“NAV”) and that the Fund is engaged in leverage of 38.73% of Managed Assets, assuming interest and fees on leverage of 4.16%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable for the Fund’s TOB transactions. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[10]	Based on high and low closing market price for the respective quarter.
[11]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[12]	Calculated based on the information presented.